LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Recognized leased assets	$ 44,885	$ 30,627
Current liabilities	5,968	4,452
Long-term liabilities	$ 43,697	33,450
Extend lease term	up to additional 10 years
Remaining lease term	13 years 9 months 18 days
Weighted average discount rate	3.70%
Lease expense	$ 8,194	3,935	$ 4,654
Operating cash flows for operating leases	$ 6,450	$ 4,134	$ 5,840
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	8 years